Leases - Summary of Maturity Analysis of Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 2,242	$ 2,232
1 year or less [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	415	433
1-2 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	240	272
2-3 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	194	199
3-4 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	180	186
4-5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	181	176
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Due for payment	$ 1,032	$ 966